Statements of Changes in Partners' Capital - USD ($)		Total	Limited Partners [Member]	General Partner [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] General Partner [Member]
Balance at Dec. 31, 2013		$ 45,696,962	$ 45,112,052	$ 584,910	$ 35,633,719	$ 35,145,985	$ 487,734	$ 37,395,810	$ 36,905,030	$ 490,780
Balance (in units) at Dec. 31, 2013		2,809,365.621			3,380,844.137			3,061,377.758
Net income (loss)		$ 8,508,173	8,402,318	105,855	$ 3,665,705	3,619,985	45,720	$ 5,158,872	5,089,498	69,374
Redemptions		$ (16,180,958)	(15,905,958)	(275,000)	$ (13,284,634)	(13,034,129)	(250,505)	$ (11,236,493)	(11,036,493)	(200,000)
Redemptions (in units)		(1,006,442.474)			(1,336,038.05)			(907,519.038)
Balance at Dec. 31, 2014		$ 38,024,177	37,608,412	415,765	$ 26,014,790	25,731,841	282,949	$ 31,318,189	30,958,035	360,154
Balance (in units) at Dec. 31, 2014		1,802,923.147			2,044,806.087			2,153,858.72
Net income (loss)		$ 2,360,299	2,333,145	27,154	$ (1,201,499)	(1,187,335)	(14,164)	$ (666,714)	(661,836)	(4,878)
Redemptions		$ (4,309,200)	(4,284,200)	(25,000)	$ (3,138,180)	(3,113,180)	(25,000)	$ (3,264,178)	(3,213,565)	(50,613)
Redemptions (in units)		(198,822.845)			(250,146.419)			(225,131.295)
Balance at Dec. 31, 2015		$ 36,075,276	35,657,357	417,919	$ 21,675,111	21,431,326	243,785	$ 27,387,297	27,082,634	304,663
Balance (in units) at Dec. 31, 2015		1,604,100.302			1,794,659.668			1,928,727.425
Net income (loss) | Liquidation Basis of Accounting [Member]	[1]				$ (2,427,600)	(2,400,717)	(26,883)
Redemptions | Liquidation Basis of Accounting [Member]	[1]				$ (19,247,511)	(19,030,609)	(216,902)
Redemptions (in units) | Liquidation Basis of Accounting [Member]	[1]				(1,794,659.668)
Balance (Liquidation Basis of Accounting [Member]) at Dec. 30, 2016	[1]				$ 0	0	0
Balance (in units) (Liquidation Basis of Accounting [Member]) at Dec. 30, 2016	[1]				0
Balance at Dec. 31, 2015		$ 36,075,276	35,657,357	417,919	$ 21,675,111	$ 21,431,326	$ 243,785	$ 27,387,297	27,082,634	304,663
Balance (in units) at Dec. 31, 2015		1,604,100.302			1,794,659.668			1,928,727.425
Net income (loss) | Liquidation Basis of Accounting [Member]	[1]				$ (2,427,600)			$ (445,926)	(441,661)	(4,265)
Net income (loss)		$ (3,930,093)	(3,885,412)	(44,681)
Redemptions | Liquidation Basis of Accounting [Member]	[1]							$ (26,941,371)	(26,640,973)	(300,398)
Redemptions		$ (5,367,798)	(5,312,569)	(55,229)
Redemptions (in units) | Liquidation Basis of Accounting [Member]	[1]							(1,928,727.425)
Redemptions (in units)		(253,698.728)
Balance (Liquidation Basis of Accounting [Member]) at Dec. 31, 2016	[1]							$ 0	$ 0	$ 0
Balance at Dec. 31, 2016		$ 26,777,385	$ 26,459,376	$ 318,009
Balance (in units) (Liquidation Basis of Accounting [Member]) at Dec. 31, 2016	[1]							0
Balance (in units) at Dec. 31, 2016		1,350,401.574

[1]	Presented on a liquidation basis of accounting.